EQUITY ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Interests In Other Entities [Abstract]
Disclosure of change in equity investments

(US$ MILLIONS)	June 30, 2018	December 31, 2017
Balance at beginning of year	$609	$166
Adoption of new accounting standard	(7)	—
Acquisitions through business combinations (1)	(18)	231
Additions	8	208
Share of net income	10	69
Share of other comprehensive income/(loss)	(3)	(5)
Distributions received	(23)	(59)
Foreign currency translation	(18)	(1)
Reclassification to assets held for sale and disposition of interest (2)	(75)	—
Balance at end of period	$483	$609
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(1)	See Note 3 for additional information.

(2)	See Note 8 for additional information.